LoanID	Rating	Type	Exception	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors
40001	Critical	Compliance	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

40005	Critical	Compliance	[3] Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list XXXX (funding date), XXXX (closing date), 03/XX/2013(30 days before first payment) or 04/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows XXXX.  "Maximum Ever" column should list date maximum rate may be reached (XXXX) per Note terms, TIL lists XXXX
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40005	Critical	Compliance	[3] Final TIL Date < 6 Days Prior To Origination Date (Irregular ARM)
The APR on the initial TIL (2.374) is greater than .125 less than the audited APR (3.0606). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40005	Critical	Compliance	[3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum in first five years P&I payment on the Final TIL is $1807.07, calculated Maximum in first five years P&I payment is $1807.58.  Maximum ever P&I payment on the Final TIL is $2591.04, calculated Maximum Ever P&I payment is $2594.50.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40006	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.650) is greater than .125 less than the APR on the Final TIL (3.991). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40008	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $199.99 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40009	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $165.92 which exceeds the $35 for refinances. TIL itemization did not disclose the settlement charge fee of $155.00 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40013	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $45.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40015	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $225.01 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40016	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $35.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40020	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $249.26 which exceeds $100 tolerance for purchase transactions. TIL itemization of amount financed did not disclose an appraisal fee of $300 as a prepaid finance charge.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40023	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $1208.59 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40025	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $174.70 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40026	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $105.63 which exceeds the $35 for refinances. TIL itemization did not include the $23 credit report, $9 flood cert, $65 courier, and $15 Title tax report as prepaid finance charges.

APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40026	Critical	Compliance	[3] ROR Missing
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40030	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $493.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40031	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $192.04 which exceeds the $100 for purchase. TIL Itemization did not disclose settlement fees: Closing fee of $150.00, Courier fee $22.00 and Wire Transfer fee $20.00 as prepaid finance charges.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40034	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $42.98 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing final itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40036	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $460.12 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40037	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges underdisclosed $139.99 which exceeds the $100 tolerance for purchase transactions. Unable to determine due to missing itemization.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40040	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $3,187.87 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a rush fee of $200, a tax service fee of $74, a processing fee of $175, an underwriting fee of $315, a commitment fee of $1,590, a flood fee of $7.50, a closing settlement fee of $350, an email fee of $50 and courier fees of $20 and $45 as prepaid finance charges. TIL itemization disclosed an other fees credit for $361, however the credit is not reflected on the HUD.

APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40040	Critical	Compliance	[3] ROR Missing
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40041	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under-disclosed by $63.68 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of TIL.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40043	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $362.23 which exceeds the $35 tolerance for refinance transactions. Unable to determine under dislcosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40047	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $341.14 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40054	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40055	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40056	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $725.60 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40058	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $256.53 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40068	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40074	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40076	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $733.32 which exceeds the $100 tolerance for Purchase transactions. Closing instructions indicate the Index used was 6.52%. The closest Index available in the look-back period is 6.63%.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40086	Critical	Compliance	[3] Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Date on Maximum Rate During First Five Years column should list earliest date on which the max interest rate during the first five years may apply (XXXX, disbursement date or XXXX, first payment date). Final TIL shows XXXX as the change date..
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40088	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40094	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $288.26  which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a broker fee of $800, an administration fee of $350, a closing attorney fee of $50, or a courier fee of $20 as prepaid finance charges.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40100	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6276 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40100	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $100,667.92 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40101	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6339 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40101	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $75,669.52 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40103	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.7556 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40103	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $57,098.66 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40103	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40105	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers on XXXX with expiration of rescission period noted as XXXX. HUD does not reflect a funding date which coincides with a XXXX funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40106	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.4116 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40106	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $6,994.55 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40107	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.2294 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40107	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $19,654.39 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40108	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.5761 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40108	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $90,999.55 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40112	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40113	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6274 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40113	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $68426.34 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40118	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, equal to the rescission period execution date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40119	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6103 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40119	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $27,422.09 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40119	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects no funding date which coincides with XXXX funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40120	Critical	Compliance	[3] TX Home Equity Loan Disclosure Exception	[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing not in file.		TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL.
40120	Critical	Compliance	[3] TX Home Equity Loan Provision Violation	[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing		TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL.
40126	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6062 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40126	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $53,138.93 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40127	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.2732 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40127	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $7586.88 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40128	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.7238 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40128	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $97,996.24 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40129	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects no funding date which coincides with XXXX funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40131	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.2214 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40131	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $15,551.41 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40133	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.6062 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40133	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $50,487.27 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40134	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by 1.5245 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40134	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $37,803.19 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40151	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $111.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40152	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $184.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40155	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges are under disclosed by $175 which exceed the $35 tolerance for a refinance transaction. Final TIL itemization was not provided to determine reason for the under disclosure.
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40155	Critical	Compliance	[3] ROR Missing
APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

40291	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $5,088.19 which exceeds the $100 tolerance for purchase transactions. Lender Final TIL  indicates the Index used was 2.528%. The lowest Index available within the look-back period is 2.57875%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40295	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $491.59 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40298	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $181.45 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40300	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $87.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40302	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $40.46 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40303	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $430 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40308	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $120 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a wire fee of $20, a courier fee of $45, a courier fee of $45 and a flood cert fee of $10 as a prepaid finance charges.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40311	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.25	APR under disclosed by .44 which exceeds the .25 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40312	Critical	Compliance	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

40314	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $213.95 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40316	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40323	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $225.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40330	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $64.64 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40331	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $ 94.92 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Unable to apply the $200 lender credit on line 204 of the HUD due to missing the credit itemization.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40332	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $307.73 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a Seller credit on page one of HUD for $488.92 which is not itemized therefore excluded.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40345	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $332 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40346	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $540.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40359	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $548.56 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40468	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $179.94 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.  There is a lender credit on line 217 of the HUD for $805 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40479	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $120.31 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40489	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $539 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1060 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40491	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $ 620.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1426 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40494	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $544 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $1,918 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40497	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $786.73 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed.  There is a lender credit on line 204 of the HUD for $2,792.36 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40499	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $544.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $6971.81 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40500	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $ 322.91 which exceeds the $35.00 tolerance for Refinance transactions.  Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $1475.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40501	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $536.80 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $1261.25 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40501	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40502	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $539 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine the under disclosure due to missing the itemozation of amount financed There is a lender credit on line 207 of the HUD for $705 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40503	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $761.64 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 206 of the HUD for $1922.30 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40504	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $247.79 which exceeds the $35 tolerance for Refinance transactions. Unable to determine the under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40505	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $624.84 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount finanaced There is a lender credit on line 204 of the HUD for $1157.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40506	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $566.61 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $3142.96 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40507	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $547 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount finanaced. There is a lender credit on line 207 of the HUD for $2304.32 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40509	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $896.62 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing settlement fee of 475 as a prepaid finance charge. TIL itemization disclosed interim interest in the amount of $406.78, however the HUD reflects interim interest in the amount of $36.98. There is a lender credit on line 815 for $1500 which is unitemized therefore applied to non apr fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40510	Critical	Compliance	[3] Rescission Period under 3 days	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX, only providing borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40511	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $1,180.08 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing settlement fee of $450, a courier fee of $25, a wire fee of $25, a sub-escrow fee of $125, a wire fee of $65 and over disclosed interim interest credit by $490.08 as prepaid finance charges.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40512	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $711.82 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $591, the courier fee of $100 or the wire fee of $20 as prepaid finance charges. There is a lender credit on line 206 of the HUD for $480 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40514	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.25	APR under disclosed by .2945 which exceeds the .25 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40514	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $13,355.93 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 5.95%. The lowest Index available within the look-back period is 6.18%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40521	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.25	APR under disclosed by .3629 which exceeds the 0.25 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40521	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $19696.02 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicates the Index used was 5.51%. The lowest Index available within the look-back period is 5.87%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40525	Critical	Compliance	[3] Rescission Period under 3 days	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40527	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $13,207.30 which exceeds the $100  tolerance for purchase transactions. Closing instructions indicate the Index used was 6.03%. The lowest Index available within the look-back period is 6.13%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40529	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charge under disclosed by $266.03, which exceeds the tolerance of $100 for a purchase transaction. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40533	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. Estimated HUD reflects a funding date of XXXX, equal to the rescission period expiration date, and 5 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40535	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $976.88 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a closing attorney fee of $850, a flood fee of $11.00, a Tax service fee of $67.00 or the notice of settlement fee of $50.00 as prepaid finance charges.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40538	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $457.52 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40623	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .5825 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40623	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $25,892.50 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 0.83406% Index available within the look-back period.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40632	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $259.05 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40632	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 2/23/2010; Adjusted Origination disclosed as $924 increased at closing to $2383.50.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40632	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 2/23/2010 of $0 but final HUD discloses a charge of $1459.50.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40635	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1421.80 and the total collected was $2096.80, resulting in an increase of $675 or 47.48%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40635	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 01/17/2012; Adjusted Origination disclosed as $4,500 increased at closing to $4907.50.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40635	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent GFE dated 01/19/2010 of $2625 but final HUD discloses a charge of $3020.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40635	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)	No tolerance fees increased at closing: Origination charges increased from most recent GFE dated 01/19/2010 disclosed Origination charges as $1875 increased at closing to $1887.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40636	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)	No tolerance fees increased at closing: Origination charges increased from most recent GFE dated 03/11/2010 disclosed Origination charges as $883.90 increased at closing to $1,628.90.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40637	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40652	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination increased from most recent binding GFE dated 03/15/2010; Adjusted Origination resulted from binding Origination fee of $3620 and binding Credit for Interest rate of ($2531.19) for a new Adjusted Origination total of $1088.81, which increased at closing to $3620. This is due to the fact that GFE2 dated 04/09/2010 reflects an undocumented increase in Credit for interest rate from ($2531.19) to $0.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40652	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 03/15/2010 of ($2531.19) but final HUD discloses a charge of $0. This is due to the fact that GFE2 dated 04/09/2010 reflects an undocumented increase in Credit for interest rate from ($2531.19) to $0.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40665	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from from binding GFE dated 04/02/2013 in the amount of $1809.5 and the total collected was $2210.45, resulting in an increase of $400.95 or 22.16%. This is due to the fact that GFE3 dated 05/31/2013 reflects an undocumented increase in required services that we select from $651 to $901.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40665	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 3/29/2013; Adjusted Origination disclosed as $1362.00 increased at closing to 1662.00. This is due to the fact that GFE2 dated 4/2/2013 reflects an undocumented increase in Charge for interest rate chosen from $50.00 to $350.00 therefore an undocumented increase in adjusted origination charges from $1362.00 to $1662.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40665	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 03/29/2013 of $50.00 but final HUD discloses a charge of $350.00. This is due to the fact that GFE2 dated 4/2/2013 reflects an undocumented increase in Charge for interest rate chosen from $50.00 to $350.00 therefore an undocumented increase in adjusted origination charges from $1362.00 to $1662.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40666	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $700 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40667	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $720.86 which exceeds the $100 tolerance for purchase transactions. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a Seller credit on line 213 for $500 which is un-itemized, therefore applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40676	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $679.82 which exceeds the $100 tolerance for purchase transactions. It appears a lower index was used at origination than the 5.3531% available within the look-back period.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40678	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $315 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40680	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .1930 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40680	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $3,430.34 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40689	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .4132 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40689	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,476.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40704	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1040 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40707	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $260.13 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40716	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $525 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40717	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $754.29 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40719	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 7/9/2012; Adjusted Origination disclosed as $131.83 increased at closing to $1940. This is due to the fact that GFE2 dated 7/15/2012 reflects an undocumented increase in Charge for interest rate from ($1208.17) to $604.09 therefore an undocumented increase in Adjusted Origination charges from $131.83 to $1944.09, GFE3 dated 9/12/2012 reflects an undocumented increase in Charge for interest rate from $604.09 to $2400 therefore an undocumented increase in Adjusted Origination charges from $1944.09 to $3740 and GFE4 dated 10/1/2012 reflects an undocumented increase in Charge for interest rate from $2400 to $3600 therefore an undocumented increase in Adjusted Origination charges from $3740 to $4940.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40719	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 7/9/2012 of ($1208.17) but final HUD discloses a charge of $600. This is due to the fact that GFE2 dated 7/15/2012 reflects an undocumented increase in Charge for interest rate from ($1208.17) to $604.09 therefore an undocumented increase in Adjusted Origination charges from $131.83 to $1944.09, GFE3 dated 9/12/2012 reflects an undocumented increase in Charge for interest rate from $604.09 to $2400 therefore an undocumented increase in Adjusted Origination charges from $1944.09 to $3740 and GFE4 dated 10/1/2012 reflects an undocumented increase in Charge for interest rate from $2400 to $3600 therefore an undocumented increase in Adjusted Origination charges from $3740 to $4940.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40722	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 01/19/2011; Adjusted Origination disclosed as $1495.00 increased at closing to $2240.00. This is due to the fact that GFE4 dated 01/24/2011 reflects an undocumented increase in Charge for interest rate from $0 to $745, therefore an undocumented increase in Adjusted Origination charges from $1495 to $2240.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40722	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 01/19/2011 of $0.00 but final HUD discloses a charge of $745.00. This is due to the fact that GFE4 dated 01/24/2011 reflects an undocumented increase in Charge for interest rate from $0 to $745, therefore an undocumented increase in Adjusted Origination charges from $1495 to $2240.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40722	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 1/24/2011 disclosed Transfer taxes as $109.03 increased at closing to $127.00. This is due to the fact that GFE5 dated 1/31/2011 reflects an undocumented increase in transfer tax from $109.03 to $127.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40728	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $365 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1160 and a seller credit on line 208 for $2500 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40728	Critical	Compliance	[3] Initial GFE Missing	Missing Initial GFE due to Written list of service providers reflects GFE was issued on 8/15/2012. This GFE was not enclosed in the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40729	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1,123.72 which exceeds the $35 tolerance for refinance transactions. It appears a lower index was used at origination than the 5.3531% available within the look-back period. There is a commission credit on line 218 for $8,250 and a TI credit on line 219 for $200 that are not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40729	Critical	Compliance	[3] Note P&I Does Not Equal Final TIL P&I	The Note reflects P&I of $1823.31 (+MI $202.29=$2025.60) and the TIL reflects an initial P&I of $2023.60 ($1823.31+MI $200.29). Discrepancy appears to be due document error on TIL.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40740	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 02/04/2011; Adjusted Origination disclosed as $1,957.31 increased at closing to $2,301.30. This is due to the fact that GFE3 dated 03/14/2011 reflects an undocumented increase in Charge for interest rate from $917.31 to $1,146.64 therefore an undocumented increase in Adjusted Origination charges from $1,957.31 to $2,186.64 and GFE4 dated 03/28/2011 reflects an undocumented increase in Charge for interest rate from $1,146.64 to $1,375.97 therefore an undocumented increase in Adjusted Origination charges from $2,186.64 to $2,415.97.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40740	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 02/04/2011 of $917.31 but final HUD discloses a charge of $1,261.30. This is due to the fact that GFE3 dated 03/14/2011 reflects an undocumented increase in Charge for interest rate from $917.31 to $1,146.64 therefore an undocumented increase in Adjusted Origination charges from $1,957.31 to $2,186.64 and GFE4 dated 03/28/2011 reflects an undocumented increase in Charge for interest rate from $1,146.64 to $1,375.97 therefore an undocumented increase in Adjusted Origination charges from $2,186.64 to $2,415.97.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40743	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, equal to the rescission period expiration date, and 16 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40746	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (4.823) is greater than .125 less than the APR on the Final TIL (4.961). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40746	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 2/11/2011; Adjusted Origination disclosed as $329.33 increased at closing to $3472.35. This is due to the fact that GFE2 dated 02/23/2011 reflects an undocumented increase in Charge for interest rate from $0 to $1401.35 therefore an undocumented increase in Adjusted Origination charges from $329.33 to $2431.35 and GFE3 dated 4/7/2011 reflects an undocumented increase in Charge for interest rate from $1401.35 to $2452.35 therefore an undocumented increase in Adjusted Origination charges from $2431.35 to $3482.35.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40746	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 02/11/2011 of ($700.67) but final HUD discloses a charge of $2452.35. This is due to the fact that GFE2 dated 02/23/2011 reflects an undocumented increase in Charge for interest rate from $0 to $1401.35 therefore an undocumented increase in Adjusted Origination charges from $329.33 to $2431.35 and GFE3 dated 4/7/2011 reflects an undocumented increase in Charge for interest rate from $1401.35 to $2452.35 therefore an undocumented increase in Adjusted Origination charges from $2431.35 to $3482.35.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40751	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 07/09/2012 Adjusted Origination disclosed as ($4698.75) increase at closing to ($22.50). This is due to the fact that GFE2 dated 08/27/2012 reflects an undocumented increase in Credit for interest rate from ($5733.75) to ($1042.50) therefore an undocumented increase in Adjusted Origination charges from ($4698.75) to ($7.50).
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40751	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 07/09/2012 of ($5733.75) but final HUD discloses a charge of ($1057.50). This is due to the fact that GFE2 dated 08/27/2012 reflects an undocumented increase in Credit for interest rate from ($5733.75) to ($1042.50) therefore an undocumented increase in Adjusted Origination charges from ($4698.75) to ($7.50).
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40752	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $151 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $500 that is not itemized, therefore, applied to non-APR fees first
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40753	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $35.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40758	Critical	Compliance	[3] TIL ARM Introductory Rate Disclosure inaccurate	TIL Introductory ARM disclosure inaccurate - "Even if market rates do not change, this rate will increase to" lists rate per note (3.5%) prior to handwritten changes on note to (3.25%) as executed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40762	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $540 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40766	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $655.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40767	Critical	Compliance	[3] TIL ARM Introductory Rate Disclosure inaccurate
TIL Introductory ARM disclosure inaccurate - "Even if market rates do not change, this rate will increase to" lists fully indexed rate (3.375%) without rounding to nearest eighth (3.25%) as per Note terms.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40772	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $426.70 which exceeds the $100 toelrance for purchase tranactions. The Lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 135 months.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40789	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $365.50 which exceeds the $35 for refinances.  Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $4521.00 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40791	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .362 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40791	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $26,852.31 which exceeds the $100 tolerance for purchase transactions.  Closing instructions were not located to indicate the Index used at closing.  The lowest Index available within the look-back period is 1.4562%.  Furthermore, TIL itemization did not disclose CLO fees of $450 as a prepaid finance charge.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40794	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $355.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Unable to apply the $232.08 lender credit on line 206 of the HUD due to missing the credit itemization.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40796	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 06/22/2010 in the amount of $635.20 and the total collected was $2979.00 resulting in an increase of $2343.80 or 368.99%.  This is due to the fact that GFE4 dated 07/26/2010 reflects an undocumented increase in owners title insurance from $0 to $2354 and required services that you can shop for from $0 to $5.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40797	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 06/10/2010 disclosed Transfer taxes as $114.00 increased at closing to $119.00. This is due to the fact that GFE2 dated 07/21/2010 reflects an undocumented increase in tracnsfer taxes from $114 to $119.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40798	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (5.487) is greater than .125 less than the APR on the Final TIL (5.639). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40798	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 8/4/2010 in the amount of $731 and the total collected was $1328, resulting in an increase of $597 or 81.67%. This is due to the fact that GFE3 dated 08/27/2010 reflects an undocumented increase in title services and lender's title insurance from $631 to $1198 and required services that you can shop for from $0 to $295.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40803	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $50.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40807	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40817	Critical	Compliance	[3] TX Home Equity Loan Disclosure Exception
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL.
40817	Critical	Compliance	[3] Violation of TX Equity Out 12 Day Cooling-Off Period
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
TX 50(a)(6) Statute of limitations is 4 years. A 50a6 violation may lead to forfeiture of all principal and interest. The loan is outside the SOL.
40819	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40820	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 7/14/2011; Adjusted Origination disclosed as ($660) increased at closing to ($9.38). This is due to the fact that GFE3 dated 8/9/2011 reflects an undocumented decrease in Credit for interest rate from ($1650) to ($990) therefore an undocumented increase in Adjusted Origination charges from ($660) to $0.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40820	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 7/14/2011 of ($1650) but final HUD discloses a credit of ($999.38). This is due to the fact that GFE3 dated 8/9/2011 reflects an undocumented decrease in Credit for interest rate from ($1650) to ($990) therefore an undocumented increase in Adjusted Origination charges from ($660) to $0.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40821	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.366) is greater than .125 less than the APR on the Final TIL (4.06). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40822	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $44.95 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40826	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $940.03 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40828	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40844	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40900	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .387 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40904	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1113.18 which exceeds the $100 tolerance for purchase transactions.  Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $395 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40911	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 4/20/2010; Adjusted Origination disclosed as $2135 increased at closing to $2435. This is due to the fact that GFE2 dated 4/22/2010 reflects an undocumented increase in Charge for interest rate from ($4000) to $0.00 therefore an undocumented increase in Adjusted Origination charges from $2135 to $2435.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40911	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 4/20/2010 of ($4000) but final HUD discloses a credit of $0.00. This is due to the fact that GFE2 dated 4/22/2010 reflects an undocumented increase in Charge for interest rate from ($4000) to $0.00 therefore an undocumented increase in Adjusted Origination charges from $2135 to $2435.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40913	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $248 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40914	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .1562 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40914	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $3075.64 which exceeds the $100 tolerance under Reg Z.  Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a seller credit on line 213 of the HUD for $5550 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40919	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $3223.63 which exceeds the $35 tolerance for refinance transactions. Lock Agreement indicatse the Index used was .94%. The closest Index available in our look-back period is 1.1543%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40925	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $400 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Unable to determine under disclosure due to missing complete itemization of line 1101.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40930	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 03/20/2013; Adjusted Origination disclosed as ($4220.50) increased at closing to ($2483).		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40930	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 03/20/2013 of ($5312.50) but final HUD discloses a credit of ($3575).		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40934	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $206 which exceeds the $100 toelrance for purchase tranactions. The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 181 months.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40935	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40936	Critical	Compliance	[3] Initial GFE Missing	File does not contain any GFEs for review.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40936	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40938	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.838) is greater than .125 less than the APR on the Final TIL (4.315). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40938	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1,396 and the total collected was $1,656.50, after 10% tolerance cure for $55.50 was applied, resulting in an increase of $260.50 or 18.66%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40939	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $937.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a credit on line 205 of the HUD for $2,254.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40939	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1542.20 and the total collected was $1864.50, resulting in an increase of $322.30 or 20.90%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40940	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $160.86 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 205 of the HUD for $219.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40944	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (4.701) is greater than .125 less than the APR on the Final TIL (5.306). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40948	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $170.04 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40951	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40959	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.25	APR under disclosed by 1.3459 which exceeds the .25 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40959	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $254,630.13 which exceeds the $35 tolerance for refinance transactions. Lender internal APR fact sheet indicates index used of 2.5% with a fully indexed rate at time of first adjustment of 4.75%. Lowest index per look back period is 5.12%, with a margin per note of 2.25%, audited fully index rate is 7.375%.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40962	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $399.93 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40963	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $600.12 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40967	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $11,051.06 which exceeds the $35 tolerance for refinance transactions. It appears a lower Index was used at origination than the 5.22875% Index available within the look-back period.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40969	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $119.14 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40970	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $700.26 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40982	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 6/7/2012; Adjusted Origination disclosed as ($188) increased at closing to $1082. This is due to the fact that GFE2 dated 10/29/2012 reflects an undocumented increase in Charge for interest rate from ($1270) to $635 therefore an undocumented increase in Adjusted Origination charges from ($188) to $1717 and GFE3 dated 11/21/2012 reflects an undocumented increase in Charge for interest rate from $635 to $3175 therefore an undocumented increase in Adjusted Origination charges from $1717 to $4257.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40982	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 6/7/2012 of ($1270) but final HUD discloses a credit of $0. This is due to the fact that GFE2 dated 10/29/2012 reflects an undocumented increase in Charge for interest rate from ($1270) to $635 therefore an undocumented increase in Adjusted Origination charges from ($188) to $1717 and GFE3 dated 11/21/2012 reflects an undocumented increase in Charge for interest rate from $635 to $3175 therefore an undocumented increase in Adjusted Origination charges from $1717 to $4257.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40984	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $399.98 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a $995 lender credit on line 1303 that is not itemized therefore applied to non APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40985	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $655.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40985	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40986	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $800 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40987	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $1,035.18 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40989	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.263) is greater than .125 less than the APR on the Final TIL (3.857). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40989	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/11/2012; Adjusted Origination disclosed as $610 increased at closing to $1035. This is due to the fact that GFE5 dated 11/16/2012 reflects an undocumented decrease in Credit for interest rate from ($425) to $0 therefore an undocumented increase in Adjusted Origination charges from $610 to $1035.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40989	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 10/11/2012 of ($425) but final HUD discloses a credit of ($0). This is due to the fact that GFE5 dated 11/16/2012 reflects an undocumented decrease in Credit for interest rate from ($425) to $0 therefore an undocumented increase in Adjusted Origination charges from $610 to $1035.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40992	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 09/17/2012; Adjusted Origination disclosed as $632 increased at closing to $1077. This is due to the fact that GFE3 dated 11/1/2012 reflects an undocumented increase in Charge for interest rate from ($445) to $1780 therefore an undocumented increase in Adjusted Origination charges from $632 to $2857.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40992	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 09/17/2012 of ($445) but final HUD discloses a charge of $0. This is due to the fact that GFE3 dated 11/1/2012 reflects an undocumented increase in Charge for interest rate from ($445) to $1780 therefore an undocumented increase in Adjusted Origination charges from $632 to $2857.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
40993	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $844.70 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40996	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $201.86 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
40996	Critical	Compliance	[3] Rescission Period under 3 days	ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX, however, mortgage reflects a notary date of XXXX		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
40998	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $750.52 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41000	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $744.81 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41001	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 05/25/2012 disclosed Transfer taxes as $939.55 increased at closing to $940.20. This is due to the fact that GFE3 dated 07/19/2012 reflects an undocumented increase in transfer tax from $939.55 to $940.20.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41008	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $489.40 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.  Unable to determine under disclosure due to missing complete itemization of line 1101.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41017	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL(3.910) is greater than .125 less than the APR on the Final TIL (4.221). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41017	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX.  HUD reflects a funding date of XXXX, equal to the rescission period expiration date, and 9 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41019	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (4.2622) is greater than .125 less than the APR on the Final TIL (4.644). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41019	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $82 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41024	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $200 which exceeds the $35 tolerance for refinance transactions. There is $385 lender credit on line 204 and $395 lender credit on line 205 of the HUD that are not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41024	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 01/17/2012; Adjusted Origination disclosed as $2433.75 increased at closing to $4117.50. This is due to the fact that GFE3 dated 03/18/2011 reflects an undocumented increase in Charge for interest rate chosen from $1443.75 to $3127.50, therefore, an undocumented increase in Adjusted origination charges from $2433.75 to $4117.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41024	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 03/15/2011 of $1,443.75 but final HUD discloses a charge of $3,127.50. This is due to the fact that GFE3 dated 03/18/2011 reflects an undocumented increase in Charge for interest rate chosen from $1443.75 to $3127.50, therefore, an undocumented increase in Adjusted origination charges from $2433.75 to $4117.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41025	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 07/24/2011; Adjusted Origination disclosed as $1009.70 increased at closing to $1430.15. This is due to the fact that GFE3 dated 08/02/2011 reflects an undocumented increase in Charge for interest rate from ($280.30) to $140.15 therefore an undocumented increase in Adjusted Origination charges from $1009.70 to $1430.15.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41025	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent binding GFE dated 07/24/2011 of ($280.30) but final HUD discloses a Charge of $140.15. This is due to the fact that GFE3 dated 08/02/2011 reflects an undocumented increase in Charge for interest rate from ($280.30) to $140.15 therefore an undocumented increase in Adjusted Origination charges from $1009.70 to $1430.15.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41029	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2122.20 nd the total collected was $2541.10 resulting in an increase of $418.90 or 19.74%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41032	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date	ROR executed by borrower XXXXwith expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, with 23 days of interest collected which coincides with a XXXX funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41037	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41038	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $150.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41039	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $51 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41044	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 4/18/2013; Adjusted Origination disclosed as $66.29 increased at closing to $3495.34. This is due to the fact that GFE2 dated 6/18/2013 reflects an undocumented increase in Charge for interest rate from ($1028.71) to $2400.34 therefore an undocumented increase in Adjusted Origination charges from $66.29 to $3495.34.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41044	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 4/18/2013 of ($1028.71) but final HUD discloses a charge of $2400.34. This is due to the fact that GFE2 dated 6/18/2013 reflects an undocumented increase in Charge for interest rate from ($1028.71) to $2400.34 therefore an undocumented increase in Adjusted Origination charges from $66.29 to $3495.34.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41045	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .165 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41045	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,553.48 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41045	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2940.50 and the total collected was $3568, resulting in an increase of $627.50 or 21.34%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41049	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 5/1/2012; Adjusted Origination disclosed as $397.00 increased at closing to $1077.00. This is due to the fact that GFE3 dated 06/08/2012 reflects an undocumented decrease in credit from interest rate chosen from ($680) to $2380 therefore an undocumented increase in adjusted origination charges from $397.00 to $3457.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41049	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 05/01/2012 of ($397.00) but final HUD discloses a credit of $0. This is due to the fact that GFE3 dated 06/08/2012 reflects an undocumented decrease in credit from interest rate chosen from ($680) to $2380 therefore an undocumented increase in adjusted origination charges from $397.00 to $3457.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41050	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 12/07/2012; Adjusted Origination disclosed as $746.58 increased at closing to $1100.00		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
41050	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: credit for Interest Rate disclosed on the most recent GFE dated 12/07/2012 of ($353.42) but final HUD discloses a credit of $0.00.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
41054	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $355.97 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a closing cost rebate on line 205 of the HUD for $580 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41059	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 12/04/2012; Adjusted Origination disclosed as $251.06 increased at closing to $254.81.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
41059	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 12/04/2012 of ($840.94) but final HUD discloses a credit of ($837.19).		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.
41063	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 06/12/2012 disclosed Transfer taxes as $359.48 increased at closing to $377.40. This is due to the fact that GFE3 dated 06/19/2012 reflects an undocumented increase in transfer tax from $359.48 to $377.40.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41064	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $398.82 which exceeds the $35 tolerance for rescindable transactions under Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a Lender credit on line 206 of HUD for $850.50 which is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41066	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $414.21 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $854.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41071	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1018 and the total collected was $1452, resulting in an increase of $434 or 42.63%. This is due to the fact that GFE5 dated 12/11/2010 reflects an undocumented increase in required services that we select from $98 to $553.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41073	Critical	Compliance	[3] ROR Incomplete	ROR incomplete due to not reflecting a recission date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41075	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $824.96 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41077	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $488.65 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41086	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $341.88 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41087	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $836 and the total collected was $1279.50 , resulting in an increase of $443.50 or 53.05%. This is due to the fact that GFE2 dated 10/20/2010 reflects an undocumented increase in title services and lender's title insurance from $66 to $491 and required services that we select from $670 to $865.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41087	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, equal to the rescission period execution date, and 7 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41093	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 06/16/2010 in the amount of $1011.50 and the total collected was $2590.5, resulting in an increase of $1579 or 156.10%. This is due to the fact that GFE3 dated 07/20/2010 reflects an undocumented increase in required services that we select from $101 to $671. GFE7 dated 11/11/2010 reflects an undocumented increase in required services that we select from $671 to $1707.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41093	Critical	Compliance	[3] Initial GFE Missing	Missing Initial GFE due to Written list of service providers reflects GFE was issued on 5/20/2010. This GFE was not enclosed in the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41093	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 06/16/2010 disclosed Origination charges as $1055 increased at closing to $1220. This is due to the fact that GFE3 dated 07/20/2010 reflects an undocumented increase in Origination charges from $1055 to $1220. GFE4 dated 08/19/2010 reflects an undocumented increase in Charge for interest rate from $980 to $2520 therefore an undocumented increase in Adjusted Origination charges from $2200 to $3740 and GFE5 dated 09/27/2010 reflects an undocumented increase in Charge for interest rate from $2520 to $2800 therefore an undocumented increase in Adjusted Origination charges from $3740 to $4020.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41097	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $81.64 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is lender credit on line 204 of the HUD for $510, a lender credit on line 205 of the HUD for $427.50 and a lender credit on line 206 of the HUD for $395 which are un-itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41097	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 8/13/2010; Adjusted Origination disclosed as $4645 increased at closing to $4675. This is due to the fact that GFE3 dated 9/8/2010 reflects an undocumented increase in Origination charges from $1130 to $1235 and therefore an undocumented increase in Adjusted Origination charges from $4645 to $4750.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41097	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 8/13/2010 disclosed Origination charges as $1130 increased at closing to $1160. This is due to the fact that GFE3 dated 9/8/2010 reflects an undocumented increase in Origination charges from $1130 to $1235 and therefore an undocumented increase in Adjusted Origination charges from $4645 to $4750.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41101	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 06/05/210 in the amount of $1076.00 and the total collected was $1211.50, resulting in an increase of $135.50 or 12.59%. This is due to the fact that GFE2 dated 06/05/2010 reflects an undocumented increase in required services that we select from $59 to $469.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41101	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 06/05/2010; Adjusted Origination disclosed as $1105.00 increased at closing to $1937.50.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41101	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 06/05/2010 of $0.00 but final HUD discloses a charge of $757.50.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41101	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)	No tolerance fees increased at closing: Origination charges increased from most recent GFE dated 06/05/2010 disclosed Origination charges as $1105.00 increased at closing to $1180.00.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41101	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, prior to the rescission period expiration date, and 1 day of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41102	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 09/18/2012; Adjusted Origination disclosed as $1077.00 increased at closing to $1889.50. This is due to the fact that GFE2 dated 10/15/2012 reflects an undocumented increase in Charge for interest rate from $0 to $812.50 therefore an undocumented increase in Adjusted Origination charges from $1077.00 to $1889.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41102	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 09/18/2012 of $0.00 but final HUD discloses a charge of $812.50. This is due to the fact that GFE2 dated 10/15/2012 reflects an undocumented increase in Charge for interest rate from $0 to $812.50 therefore an undocumented increase in Adjusted Origination charges from $1077.00 to $1889.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41105	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers on XXXX with expiration of recission period noted as XXXX. HUD reflects a funding date of XXXX, equal to the rescission period expiration date, and 4 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41108	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 04/06/2013; Adjusted Origination disclosed as ($1464.24) increased at closing to ($609.50)		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41108	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 04/06/2013 of ($2564.25) but final HUD discloses a credit of ($1709.50).		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41111	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $862 and the total collected was $2139.10, resulting in an increase of $1277.10 or 148.16%. This is due to the fact that GFE3 dated 12/7/2010 reflects an undocumented increase in title services and lenders title insurance from $650 to $1762.10, GFE4 dated 12/7/2010 reflects an undocumented increase in required services that we select from $108 to $488 and GFE5 dated 12/7/2010 reflects an undocumented increase in owners title insurance from $0 to $1002.10.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41112	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $375 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41113	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination increased from most recent binding GFE dated 5/7/2010; Adjusted Origination resulted from binding Origination fee of $1055 and binding Charge for Interest rate of $2950 for a new Adjusted Origination total of $4005, which increased at closing to $4035. This is due to the fact that GFE2 dated 04/08/2010 reflects an undocumented increase in Charge for interest rate from $2325 to $2950 therefore an undocumented increase in Adjusted Origination charges from $3430 to $4055 and GFE6 dated 05/17/2010 reflects an undocumented increase in Origination charges from $1055 to $1085  therefore an undocumented increase in Adjusted Origination charges from $4005 to $4035.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41113	Critical	Compliance	[3] No tolerance fees increased at closing (Origination Charge)
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 05/07/2010 disclosed Origination charges as $1055 increased at closing to $1085. This is due to the fact that GFE2 dated 04/08/2010 reflects an undocumented increase in Charge for interest rate from $2325 to $2950 therefore an undocumented increase in Adjusted Origination charges from $3430 to $4055 and GFE6 dated 05/17/2010 reflects an undocumented increase in Origination charges from $1055 to $1085  therefore an undocumented increase in Adjusted Origination charges from $4005 to $4035.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41139	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $995 and the total collected was $1208 resulting in an increase of $213 or 21.41%.  This is due to the fact that GFE2 dated 01/19/2011 reflects an undocumented increase in title services and lender's title insurance  from $859.50 to $1047 and Government recording services from $76.50 to $86.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41142	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/04/2012; Adjusted Origination disclosed as $2693.08 increased at closing to $2956.29. This is due to the fact that GFE3 dated 07/03/2012 reflects an undocumented increase in Charge for interest rate from $1441.08 to $1729.29 therefore an undocumented increase in Adjusted Origination charges from $2693.08 to $2981.29.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41142	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 06/04/2012 of $1441.08 but final HUD discloses a charge of $1729.29. This is due to the fact that GFE3 dated 07/03/2012 reflects an undocumented increase in Charge for interest rate from $1441.08 to $1729.29 therefore an undocumented increase in Adjusted Origination charges from $2693.08 to $2981.29.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41145	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $410.50 which exceeds the $35.00 tolerance for Refinance transactions.  Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $707.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41148	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $893.50 and the total collected was $1058.50, resulting in an increase of $165 or 18.47%. This is due to the fact that GFE2 dated 1/17/2010 reflects an undocumented increase in required services that we select from $42 to $45 and an undocumented increase in Title services and lender's title insurance from $711.50 to $840, and the fact that GFE3 dated 1/19/2010 reflects an undocumented increase in required services that we select from $45 to $500.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41159	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $614.05 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41163	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by 45.01 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41164	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1730 which exceeds the $100 tolerance for purchase transactions. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a seller credit on line 207 for $2,500, a seller agent credit on line 208 for $200 and a listing agent credit on line 209 for $200 that are not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41174	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $170.48 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41177	Critical	Compliance	[3] ROR Violation Funding date is prior to or equals the ROR End Date
ROR executed by borrowers XXXX with expiration of rescission period noted as XXXX. HUD reflects a funding date of XXXX, prior to the rescission period expiration date, and 11 days of interest was collected which coincides with a XXXX funding date.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41180	Critical	Compliance	[3] Initial TIL Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41183	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 06/03/2010 in the amount of $1386.15 and the total collected was $1995.75, resulting in an increase of $609.60 or 43.98%. This is due to the fact that GFE2 dated 07/12/2010 reflects an undocumented increase in required services that we select from $101 to $276 and GFE3 dated 07/23/2010 reflects an undocumented increase in required services that you can shop for from $0 to $400 and government recording charges from $135 to $182.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41190	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $424.95 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41192	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (5.643) is greater than .125 less than the APR on the Final TIL (5.863). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41192	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $596 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41195	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1,221 and the total collected was $2,071 resulting in an increase of $850 or 69.62%. This is due to the fact that GFE3 dated 01/25/2010 reflects an undocumented increase in title services from $1023 to $1835 and government recording services from $100 to 138.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41196	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2180.50 and the total collected was $2479.40, resulting in an increase of $298.90 or 13.71%. This is due to the fact that GFE2 dated 09/26/2012 reflects an undocumented increase in title services and lender's title insurance from $1665 to $1689.40.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41201	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $560.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 213 of the HUD for $2,000 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41202	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed $49.67 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41203	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2025.85 and the total collected was $2448.08, resulting in an increase of $422.23 or 20.84%.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41211	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $495.16 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41212	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41218	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $448.98 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a seller credit on line 207 of HUD for $3000 and a closing cost rebate on line 205 of the HUD for $620 which are not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41222	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 6/21/2012; Adjusted Origination disclosed as ($2710.00) increased at closing to $1040.00. This is due to the fact that GFE2 dated 08/21/2012 reflects an undocumented decrease in Credit for interest rate from ($3750.00) to $1406.25 therefore an undocumented increase in Adjusted Origination charges from ($2710.00) to $2446.25 and GFE3 dated 09/10/2012 reflects an undocumented increase in Charge for interest rate from $1406.25 to $3750.00 therefore an undocumented increase in Adjusted Origination charges from $2446.25 to $4790.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41222	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 06/21/2012 of ($3750.00) but final HUD discloses a credit of $0.00. This is due to the fact that GFE2 dated 08/21/2012 reflects an undocumented decrease in Credit for interest rate from ($3750.00) to $1406.25 therefore an undocumented increase in Adjusted Origination charges from ($2710.00) to $2446.25 and GFE3 dated 09/10/2012 reflects an undocumented increase in Charge for interest rate from $1406.25 to $3750.00 therefore an undocumented increase in Adjusted Origination charges from $2446.25 to $4790.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41223	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 07/14/2011; Adjusted Origination disclosed as $490 increased at closing to $690.  This is due to the fact that GFE4 dated 08/25/2011 reflects an undocumented decrease in Credit for interest rate from ($500) to ($300) therefore an undocumented increase in Adjusted Origination charges from $490 to $690.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41223	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 07/14/2011 of ($500) but final HUD discloses a credit of ($300). This is due to the fact that GFE4 dated 08/25/2011 reflects an undocumented decrease in Credit for interest rate from ($500) to ($300) therefore an undocumented increase in Adjusted Origination charges from $490 to $690.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41232	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 08/18/2012 disclosed Transfer taxes as $0.00 increased at closing to $2.00. This is due to the fact that GFE2 dated 09/27/2012 reflects an undocumented increase in transfer taxes from $0.00 to $2.00.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41233	Critical	Compliance	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.818) is greater than .125 less than the APR on the Final TIL (3.967). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41235	Critical	Compliance	[3] Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list XXXX (funding date) or 01/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows XXXX
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41236	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $1,334.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41240	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $999.96 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41246	Critical	Compliance	[3] Change date(s) in TIL rate/payment disclosure inaccurate	Date on Maximum rate during first five years column shows first payment due date (2/XX/2013) as opposed to earliest date on which interest rate may apply (XXXX).		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41246	Critical	Compliance	[3] TIL ARM Introductory Rate Disclosure inaccurate
TIL Introductory ARM disclosure inaccurate - "Even if market rates do not change, this rate will increase to" lists fully indexed rate (3.093%) without rounding to nearest eighth (2.875%) as per Note terms.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41248	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more tham allowed: Total fees subject to 10% tolerance were disclosed in the amount of $836.10 and the total collected was $995.80, resulting in an increase of $159.70 or 19.10%. This is due to the fact that GFE4 dated 04/21/2010 reflects an undocumented increase in title services from $729.10 to $888.80.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41248	Critical	Compliance	[3] Initial TIL Date < 7 Days Prior to Origination Date	Initial TIL in file is dated 04/19/2010 which is 4 days prior to closing.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41249	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $1435.33 which exceeds the $35 tolerance under Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a Lender credit on line 204 of HUD for $355 which is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41250	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $560 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 1301 of the HUD for $350 that is not itemized, therefore, applied to non-APR fees first
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41252	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $95.56 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41253	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $800 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41254	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 3/21/2012; Adjusted Origination disclosed as ($15.00) increased at closing to $1335. This is due to the fact that GFE4 dated 03/29/2012 reflects an undocumented decrease in Credit for interest rate from ($1350) to $0 therefore an undocumented increase in Adjusted Origination charges from ($15.00) to $1335.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41254	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 3/21/2012 of ($1350) but final HUD discloses a credit of $0.00. This is due to the fact that GFE4 dated 03/29/2012 reflects an undocumented decrease in Credit for interest rate from ($1350) to $0 therefore an undocumented increase in Adjusted Origination charges from ($15.00) to $1335.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41256	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 12/01/2010 in the amount of $1599 and the total collected was $1985, resulting in an increase of $386 or 24.14%. This is due to the fact that GFE 2 dated 12/01/2010 reflects an undocumented increase in Required services that we select from $24 to $699.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41256	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/24/2010; Adjusted Origination disclosed as $1553.75 increased at closing to $2832.50. This is due to the fact that GFE2 dated 12/01/2010 reflects an undocumented increase in Credit for interest rate from ($641.25) to a charge of $1262.50 therefore an undocumented increase in Adjusted Origination charges from $1553.75 to $3457.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41256	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 06/24/2010 of ($641.25) but final HUD discloses a charge of $1262.50. This is due to the fact that GFE2 dated 12/01/2010 reflects an undocumented increase in Credit for interest rate from ($641.25) to a charge of $1262.50 therefore an undocumented increase in Adjusted Origination charges from $1553.75 to $3457.50.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41257	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $304.65 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41258	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $1186 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41259	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $1135 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 810 of the HUD for $325 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41260	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $400 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41261	Critical	Compliance	[3] Initial TIL Date < 7 Days Prior to Origination Date	Initial TIL in file is dated 10/28/2009 which is 5 days prior to closing.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41267	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $427.18 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a closing cost rebate on line 206 of the HUD for $1500 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41267	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2121 and the total collected was $3236 resulting in an increase of $1115 or 52.57%. This is due to the fact that GFE3 dated 01/16/2010 reflects an undocumented increase in required services that you can shop for from $525 to $1801.47.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41267	Critical	Compliance	[3] No tolerance fees increased at closing (Transfer Taxes)
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 01/08/2010 disclosed Transfer taxes as $4644.37 increased at closing to $5246.56. This is due to the fact that GFE3 dated 01/16/2010 reflects an undocumented increase in Transfer taxes from $4664.37 to $5246.58.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41269	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $300.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41274	Critical	Compliance	[3] Note P&I Does Not Equal Final TIL P&I	The Note reflects P&I of $1849.09 (+MI $193.2=$2042.29) and the TIL reflects an initial P&I of $2042.50. Discrepancy appears to be due document error on TIL.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41277	Critical	Compliance	[3] Note P&I Does Not Equal Final TIL P&I
The Note reflects P&I of $854.65 (+MI $86.07=$940.72) and the TIL reflects an initial P&I of $940.70 ($854.65+MI $86.05). Discrepancy appears to be document error: TIL is disclosed incorrectly with incorrect MI payment amount.
TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41282	Critical	Compliance	[3] Note P&I Does Not Equal Final TIL P&I	The Note reflects P&I of $233.89 (+MI $54.53 = $288.42) and the TIL reflects an initial P&I of $288.23 ($233.70 + MI $54.53). Discrepancy appears to be due document error on TIL.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41287	Critical	Compliance	[3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $892.28 and the total collected was $1193.50, resulting in an increase of $301.22 or 33.76%. This is due to the fact that GFE2 dated 3/5/2010 reflects an undocumented increase in title services and lender's title insurance from $756.28 to $1071 and government recording from $77 to $85.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41287	Critical	Compliance	[3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 2/22/2010; Adjusted Origination disclosed as $781.25 increased at closing to $1025. This is due to the fact that GFE2 dated 3/5/2010 reflects an undocumented decrease in Credit for interest rate from ($243.75) to $0, therefore an undocumented increase in Adjusted Origination charges from $781.25 to $1025.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41287	Critical	Compliance	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 2/22/2010 of ($243.75) but final HUD discloses a credit of $0. This is due to the fact that GFE2 dated 3/5/2010 reflects an undocumented decrease in Credit for interest rate from ($243.75) to $0, therefore an undocumented increase in Adjusted Origination charges from $781.25 to $1025.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions outside the statute or implementing regulation, Regulation X, for these type of violations.
41293	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $675.02 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41294	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $621.99 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41295	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $699.93 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41297	Critical	Compliance	[3] APR Tolerance UnderDisclosed 0.125	APR under disclosed by .3465 which exceeds the .125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41297	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $35,023.38 which exceeds the $35 tolerance for refinance transactions. TIL did not reflect monthly MI of $242.83, in addition unable to determine under disclosure due to missing itemization of amount financed.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41297	Critical	Compliance	[3] Note P&I Does Not Equal Final TIL P&I	The Note reflects P&I of $3552.08 (+MI $242.83=$3794.91) and the TIL reflects an initial P&I of $3522.08. Discrepancy appears to be due document error on TIL.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41298	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $870 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41300	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $1214 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41301	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $74.26 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41302	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $682.55 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41303	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $ 602.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Unable to apply the $42,000 lender credit on line 218 of the HUD due to missing the credit itemization.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41306	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $388.57 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41311	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $289.94 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41313	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $558.34 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41316	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $159 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41331	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $444.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41335	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $829.46 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Itemization of amount financed did not disclose the $xxx xxx fee as a prepaid finance charge. There is a closing cost rebate on line 810 of the HUD for $350 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41342	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $51.19 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41360	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $474.59 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41361	Critical	Compliance	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
41367	Critical	Compliance	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $272.87 which exceeds the $100 tolerance under Reg Z.  Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a closing cost credit on line 805 of the HUD for $500 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41379	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $2,607.74 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41383	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $410.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 206 of the HUD for $875.50 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
41384	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $1088.71 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 204 of the HUD for $2479 that is not itemized, therefore, applied to non-APR fees first.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by JCIII hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.